Investments Accounted for Using the Equity Method - Summarized Consolidated Financial Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 9,578,348	¥ 8,841,425
Non-current assets	15,091,719	15,131,728
Total assets	24,670,067	23,973,153	¥ 21,921,030
Current liabilities	6,652,124	6,004,399
Non-current liabilities	6,515,652	7,196,208
Total liabilities	13,167,776	13,200,607
Total equity	11,502,291	10,772,546	9,372,839	¥ 8,286,023
Cash and cash equivalents included in current assets	3,803,014	3,674,931	2,758,020	¥ 2,672,353
Sales revenue	16,907,725	14,552,696	13,170,519
Depreciation and amortization	1,596,876	1,476,908	1,425,118
Income tax expense	162,256	309,489	218,609
Profit for the year	717,309	760,701	695,444
Other comprehensive income	438,092	934,952	577,179
Comprehensive income for the year	1,155,401	1,695,653	1,272,623
Honda's share of comprehensive income for the year	148,166	281,745	304,994
Dongfeng Honda Automobile Co Ltd [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	615,524	747,397
Non-current assets	279,691	252,219
Total assets	895,215	999,616
Current liabilities	520,257	610,379
Non-current liabilities	31,680	34,182
Total liabilities	551,937	644,561
Total equity	343,278	355,055
Carrying amount of its interest in the joint venture	171,003	176,830
Cash and cash equivalents included in current assets	99,862	301,839
Financial liabilities (excluding trade payables and provisions) included in current liabilities	6,803	6,168
Sales revenue	1,777,882	1,994,534	2,201,051
Interest income	8,441	10,653	9,412
Depreciation and amortization	28,052	25,996	23,055
Income tax expense	52,826	60,868	65,102
Profit for the year	157,914	182,989	197,217
Other comprehensive income	3,256	44,812	25,462
Comprehensive income for the year	161,170	227,801	222,679
Honda's share of comprehensive income for the year	80,652	114,508	111,393
Dividend from the joint venture to Honda	86,506	79,191	102,767
Dongfeng Honda Automobile Co Ltd [member] | Equity attributable to owners of the parent [Member]
Disclosure of investments accounted for using equity method [line items]
Total equity	171,639	177,527
Comprehensive income for the year	80,585	113,901	111,340
Dongfeng Honda Automobile Co Ltd [member] | Equity method adjustments [member]
Disclosure of investments accounted for using equity method [line items]
Total equity	(636)	(697)
Comprehensive income for the year	¥ 67	¥ 607	¥ 53